Tax Matters - Provision for Taxes on Income (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred income taxes on certain current-year funds earned outside of the U.S.	$ 2,200,000,000		$ 2,300,000,000		$ 2,200,000,000
Effective Income Tax Rate Reconciliation, Tax Settlement, Domestic, Amount	350,000,000		430,000,000		1,100,000,000
Tax adjustments, settlements, and unusual provisions			470,000,000		310,000,000
Selling, informational and administrative expenses	362,000,000		280,000,000		336,000,000
Schedule of Equity Method Investments [Line Items]
Derecognition(c)			292,000,000	[1]
Equity method investment, other than temporary impairment					55,000,000
Loss Contingencies [Line Items]
Patent litigation settlement income (loss)	0	[2]	1,342,000,000	[2]	0	[2]
Rapamune [Member]
Loss Contingencies [Line Items]
Patent litigation settlement income (loss)					(491,000,000)
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Derecognition(c)			292,000,000
Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, recognized gain (loss)			(223,000,000)
Equity method investment, other than temporary impairment	$ 56,000,000		$ 32,000,000

[1]	Reflects the goodwill derecognized as part of the transfer of certain product rights, which constituted a business, to our equity-method investment in China. For additional information, see Note 2E.
[2]	In 2013, reflects income from a litigation settlement with Teva Pharmaceutical Industries Ltd. (Teva) and Sun Pharmaceutical Industries Ltd. (Sun) for patent-infringement damages resulting from their "at-risk" launches of generic Protonix in the U.S. As of December 31, 2014, all amounts due had been collected.